Non-controlling interest (Changes in Noncontrolling Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	$ 521	$ 325
Changes during period	36	99
Net income attributable to non-controlling interest	133	97	81
Balance, end of period	690	521	325
Ship Finance
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	274	215
Changes during period	(220)	20
Net income attributable to non-controlling interest	24	39
Balance, end of period	78	274
North Atlantic Drilling
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	168	110
Changes during period	(56)	10
Net income attributable to non-controlling interest	61	48
Balance, end of period	173	168
Seadrill Partners LLC
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	79	0
Changes during period	15	69
Net income attributable to non-controlling interest	21	10
Balance, end of period	115	79
Asia Offshore Drilling
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	0
Changes during period	100	0
Net income attributable to non-controlling interest	11	0
Balance, end of period	111	0
Sevan Drilling ASA
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	0
Changes during period	197	0
Net income attributable to non-controlling interest	16	0
Balance, end of period	$ 213	$ 0